UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 15.5%
Auto Components 0.7%
Gentex Corp.	31,000	553,350
Diversified Consumer Services 1.4%
Capella Education Co.* (a)	16,200	1,219,860
Hotels Restaurants & Leisure 1.7%
Buffalo Wild Wings, Inc.* (a)	23,490	945,942
Red Robin Gourmet Burgers, Inc.*	27,700	495,830

		1,441,772
Media 1.3%
Cinemark Holdings, Inc.	79,600	1,143,852

Specialty Retail 8.7%
Advance Auto Parts, Inc. (a)	26,000	1,052,480
Children's Place Retail Stores, Inc.*	34,300	1,132,243
DSW, Inc. "A"* (a)	53,000	1,371,640
Guess?, Inc.	38,300	1,620,090
hhgregg, Inc.* (a)	38,900	856,967
Urban Outfitters, Inc.*	38,300	1,340,117

		7,373,537
Textiles, Apparel & Luxury Goods 1.7%
Carter's, Inc.*	20,900	548,625
True Religion Apparel, Inc.* (a)	48,300	893,067

		1,441,692
Consumer Staples 4.5%
Food & Staples Retailing 0.8%
Casey's General Stores, Inc. (a)	21,700	692,664
Food Products 3.4%
American Italian Pasta Co. "A"*	12,600	438,354
Darling International, Inc.*	77,200	646,936
Diamond Foods, Inc.	13,400	476,236
Green Mountain Coffee Roasters, Inc.* (a)	16,300	1,327,961

		2,889,487
Personal Products 0.3%
Chattem, Inc.* (a)	2,450	228,585
Energy 8.8%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc.*	17,300	620,205
Dril-Quip, Inc.*	19,200	1,084,416

		1,704,621
Oil, Gas & Consumable Fuels 6.8%
BPZ Resources, Inc.* (a)	122,500	1,163,750
Carrizo Oil & Gas, Inc.* (a)	50,240	1,330,858
Concho Resources, Inc.*	19,400	871,060
EXCO Resources, Inc.	70,110	1,488,435
Goodrich Petroleum Corp.* (a)	37,000	900,950

		5,755,053
Financials 6.5%
Capital Markets 2.7%
Duff & Phelps Corp. "A"	24,000	438,240
Stifel Financial Corp.* (a)	17,400	1,030,776
Waddell & Reed Financial, Inc. "A"	26,900	821,526

		2,290,542
Commercial Banks 1.2%
East West Bancorp., Inc. (a)	64,700	1,022,260
Consumer Finance 1.4%
Dollar Financial Corp.*	48,700	1,152,242
Diversified Financial Services 1.2%
Portfolio Recovery Associates, Inc.* (a)	23,390	1,049,743
Health Care 17.4%
Biotechnology 4.8%
Alexion Pharmaceuticals, Inc.*	18,000	878,760
BioMarin Pharmaceutical, Inc.* (a)	29,500	554,895

Human Genome Sciences, Inc.* (a)	28,300	865,980
Incyte Corp.* (a)	24,100	219,551
InterMune, Inc.* (a)	17,100	222,984
Medivation, Inc.* (a)	6,100	229,665
Regeneron Pharmaceuticals, Inc.*	10,600	256,308
Talecris Biotherapeutics Holdings Corp.*	19,500	434,265
United Therapeutics Corp.*	8,600	452,790

		4,115,198
Health Care Equipment & Supplies 5.4%
Edwards Lifesciences Corp.*	8,800	764,280
Hologic, Inc.*	52,300	758,350
Kinetic Concepts, Inc.* (a)	5,800	218,370
Masimo Corp.*	33,000	1,003,860
Thoratec Corp.* (a)	41,900	1,127,948
Wright Medical Group, Inc.*	36,700	695,465

		4,568,273
Health Care Providers & Services 2.4%
Genoptix, Inc.* (a)	27,400	973,522
Gentiva Health Services, Inc.*	22,400	605,024
Owens & Minor, Inc.	10,000	429,300

		2,007,846
Health Care Technology 1.7%
Cerner Corp.* (a)	6,300	519,372
Merge Healthcare, Inc.*	81,469	273,736
SXC Health Solutions Corp.*	11,600	625,820

		1,418,928
Pharmaceuticals 3.1%
Flamel Technologies SA (ADR)* (a)	45,719	338,321
MiddleBrook Pharmaceuticals, Inc.* (a)	209,600	106,896
Mylan, Inc.* (a)	58,100	1,070,783
Par Pharmaceutical Companies, Inc.*	41,800	1,131,108

		2,647,108
Industrials 18.7%
Aerospace & Defense 1.2%
BE Aerospace, Inc.*	44,940	1,056,090
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*	17,400	648,150
Commercial Services & Supplies 0.9%
EnerNOC, Inc.* (a)	26,200	796,218
Construction & Engineering 0.6%
MYR Group, Inc.*	27,300	493,584
Electrical Equipment 7.0%
A-Power Energy Generation Systems Ltd.* (a)	56,300	1,029,727
A123 Systems, Inc.* (a)	30,500	684,420
AZZ, Inc.*	20,700	676,890
Baldor Electric Co. (a)	36,700	1,030,903
General Cable Corp.*	27,600	811,992
GrafTech International Ltd.*	11,100	172,605
Polypore International, Inc.*	67,300	800,870
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	44,400	701,964

		5,909,371

Machinery 3.2%
Badger Meter, Inc. (a)	23,000	915,860
RBC Bearings, Inc.* (a)	43,600	1,060,788
Terex Corp.* (a)	38,800	768,628

		2,745,276
Professional Services 2.5%
FTI Consulting, Inc.*	25,200	1,188,432
TrueBlue, Inc.* (a)	61,300	907,853

		2,096,285
Road & Rail 2.0%
Genesee & Wyoming, Inc. "A"*	21,300	695,232
Knight Transportation, Inc. (a)	50,300	970,287

		1,665,519
Trading Companies & Distributors 0.5%
United Rentals, Inc.*	47,100	462,051
Information Technology 24.0%
Communications Equipment 0.7%
Polycom, Inc.*	24,200	604,274
Computers & Peripherals 1.2%
Lexmark International, Inc. "A"*	38,000	987,240
Electronic Equipment, Instruments & Components 1.4%
Itron, Inc.*	17,470	1,180,448
Internet Software & Services 2.6%
Digital River, Inc.*	29,400	793,506
LogMeIn, Inc.*	21,300	424,935
MercadoLibre, Inc.* (a)	19,900	1,032,213

		2,250,654
IT Services 4.2%
CyberSource Corp.* (a)	72,300	1,453,953
Forrester Research, Inc.*	37,900	983,505
iGATE Corp.	54,000	540,000
Telvent GIT, SA	14,200	553,516

		3,530,974
Semiconductors & Semiconductor Equipment 4.9%
Atheros Communications* (a)	30,000	1,027,200
Cavium Networks, Inc.* (a)	43,650	1,040,180
Microsemi Corp.*	49,400	876,850
Netlogic Microsystems, Inc.*	26,800	1,239,768

		4,183,998
Software 9.0%
ArcSight, Inc.* (a)	49,400	1,263,652
Blackboard, Inc.*	24,200	1,098,438
CommVault Systems, Inc.*	18,400	435,896
Concur Technologies, Inc.* (a)	23,900	1,021,725
Epicor Software Corp.*	87,100	663,702
FalconStor Software, Inc.*	167,140	678,588
Taleo Corp. "A"* (a)	48,900	1,150,128
VanceInfo Technologies, Inc. (ADR)* (a)	70,600	1,356,226

		7,668,355
Materials 2.6%
Metals & Mining 1.4%
Commercial Metals Co.	24,200	378,730
North American Palladium Ltd.*	58,500	204,750

Thompson Creek Metals Co., Inc.* (a)	31,000	363,320
Vista Gold Corp.* (a)	86,200	211,190

		1,157,990
Paper & Forest Products 1.2%
Schweitzer-Mauduit International, Inc.	14,500	1,020,075
Telecommunication Services 0.7%
Wireless Telecommunication Services
Syniverse Holdings, Inc.*	33,100	578,588

Total Common Stocks (Cost $62,614,187)		83,751,753
Warrants 0.0%
Information Technology
Lantronix, Inc., Expiration Date 2/9/2011* (Cost $0)	865	9
Securities Lending Collateral 36.5%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $30,975,895)	30,975,895	30,975,895
Cash Equivalents 2.5%
Central Cash Management Fund, 0.14% (b) (Cost $2,126,072)	2,126,072	2,126,072
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $95,716,154) †	137.7	116,853,729
Other Assets and Liabilities, Net (a)	(37.7)	(31,977,356)

Net Assets	100.0	84,876,373

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $96,441,606. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $20,412,123. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,489,484 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,077,361.

(a)

All or a portion of these securities were on loan amounting to $29,231,067. In addition, included in other assets and liabilities, net is a pending sale, amounting to $340,545, that is also on loan. The value of all securities loaned at December 31, 2009 amounted to $29,571,612 which is 34.8% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)
Consumer Discretionary	$13,174,063	$—	$—	$13,174,063
Consumer Staples	3,810,736	—	—	3,810,736
Energy	7,459,674	—	—	7,459,674
Financials	5,514,787	—	—	5,514,787
Health Care	14,757,353	—	—	14,757,353
Industrials	15,872,544	—	—	15,872,544
Information Technology	20,405,943	—	9	20,405,952
Materials	2,178,065	—	—	2,178,065
Telecommunication Services	578,588	—	—	578,588
Short-Term Investments(d)	33,101,967	—	—	33,101,967
Total	$116,853,720	$—	$9	$116,853,729

(d)	See Investment Portfolio for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock and/or Other Equity Investments
Balance as of September 30, 2009	$24
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(15)
Amortization premium/ discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of December 31, 2009	$9
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2009	$(15)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010